Related Party Transactions (Details) - Director [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions (Textual)
Annual compensation	$ 42,000
Consulting fees	$ 42,000	$ 42,000